Initial Public Offering (Details)	Mar. 18, 2019 $ / shares shares
Class A Common Stock [Member]
Initial Public Offering (Textual)
Public warrant description	Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share.
Class A Common Stock [Member] | Successor [Member]
Initial Public Offering (Textual)
Public warrant description	Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share.
Underwriters [Member]
Initial Public Offering (Textual)
Sale of units	3,000,000
Exercise option price per share | $ / shares	$ 10.00
Underwriters [Member] | Initial Public Offering [Member]
Initial Public Offering (Textual)
Sale of units	28,000,000
Underwriters [Member] | Successor [Member]
Initial Public Offering (Textual)
Sale of units	3,000,000
Exercise option price per share | $ / shares	$ 10.00
Underwriters [Member] | Successor [Member] | Initial Public Offering [Member]
Initial Public Offering (Textual)
Sale of units	28,000,000